Other Payables, Accruals and Advance Receipts (Tables)	12 Months Ended
Dec. 31, 2020
Other Payables, Accruals and Advance Receipts
Schedule of other payables, accruals and advance receipts

	December 31,
	2020	2019

	(in US$’000)
Accrued salaries and benefits	21,982	13,258
Accrued research and development expenses	72,697	48,531
Accrued selling and marketing expenses	5,747	3,337
Accrued administrative and other general expenses	10,319	8,411
Deferred government grants	374	445
Deposits	1,408	1,778
Others	8,355	5,864
	120,882	81,624